LEASE LIABILITY (Details 1)	Jun. 30, 2022 CAD ($)
LEASE LIABILITY
Less than one year	$ 1,090,103
One to five years	3,867,127
More than five years	2,133,198
Total undiscounted lease obligation	$ 7,090,428